                     SEI INSTITUTIONAL INTERNATIONAL TRUST

                           Emerging Markets Debt Fund
                          Emerging Markets Equity Fund

                        Supplement Dated March 20, 2003
            to the Class A Shares Prospectus Dated January 31, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE CLASS A SHARES PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

CHANGE IN SUB-ADVISER FOR EMERGING MARKETS DEBT FUND

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the Emerging Markets Debt Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the following paragraph is hereby added:

ASHMORE INVESTMENT MANAGEMENT LIMITED: Ashmore Investment Management Limited (Ashmore), located at 20 Bedfordbury, London WC2N-4BL, serves as a Sub-Adviser to the Emerging Markets Debt Fund. A team of investment professionals at Ashmore manages the portion of the assets of the Emerging Markets Debt Fund allocated to Ashmore.

There are no changes to the other sub-advisers of the Emerging Markets Debt
Fund.

CHANGE IN SUB-ADVISER FOR EMERGING MARKETS EQUITY FUND

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the Emerging Markets Equity Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Morgan Stanley Investment Management Inc. under the sub-section entitled "Emerging Markets Equity Fund" is hereby deleted and replaced with the following paragraph:

EMERGING MARKETS MANAGEMENT, L.L.C.: Emerging Markets Management, L.L.C. (EMM), located at 1001 Nineteenth Street North, 17th Floor, Arlington, Virginia 22209-1722, serves as a Sub-Adviser to the Emerging Markets Equity Fund. A team of investment professionals at EMM manages the portion of the assets of the Emerging Markets Equity Fund allocated to EMM.

There are no changes to the other sub-advisers of the Emerging Markets Equity Fund.

                      ------------------------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                     SEI INSTITUTIONAL INTERNATIONAL TRUST

                          Emerging Markets Equity Fund

                        Supplement Dated March 20, 2003
            to the Class Y Shares Prospectus Dated January 31, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE CLASS Y SHARES PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

CHANGE IN SUB-ADVISER FOR EMERGING MARKETS EQUITY FUND

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the Emerging Markets Equity Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Morgan Stanley Investment Management Inc. under the sub-section entitled "Emerging Markets Equity Fund" is hereby deleted and replaced with the following paragraph:

EMERGING MARKETS MANAGEMENT, L.L.C.: Emerging Markets Management, L.L.C. (EMM), located at 1001 Nineteenth Street North, 17th Floor, Arlington, Virginia 22209-1722, serves as a Sub-Adviser to the Emerging Markets Equity Fund. A team of investment professionals at EMM manages the portion of the assets of the Emerging Markets Equity Fund allocated to EMM.

There are no changes to the other sub-advisers of the Emerging Markets Equity Fund.

                      ------------------------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                     SEI INSTITUTIONAL INTERNATIONAL TRUST

                           Emerging Markets Debt Fund
                          Emerging Markets Equity Fund

                        Supplement Dated March 20, 2003
               to the Statement of Additional Information ("SAI")
                             Dated January 31, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

CHANGE IN SUB-ADVISER FOR EMERGING MARKETS DEBT FUND

The SAI is hereby amended and supplemented to reflect the following change in the portfolio management of the Emerging Markets Debt Fund. In the sub-section entitled "The Sub-Advisers" under the section entitled "The Adviser and Sub-Advisers," the following paragraph relating to Ashmore Investment Management Limited is hereby added:

Ashmore Investment Management Limited ("Ashmore") serves as a Sub-Adviser to the Emerging Markets Debt Fund. Ashmore is a wholly-owned subsidiary of Ashmore Investments (UK) Limited, which is a wholly-owned subsidiary of Ashmore Group Limited.

CHANGES IN SUB-ADVISERS FOR EMERGING MARKETS EQUITY FUND

The SAI is hereby amended and supplemented to reflect the following changes in the portfolio management of the Emerging Markets Equity Fund. In the sub-section entitled "The Sub-Advisers" under the section entitled "The Adviser and Sub-Advisers," the paragraph relating to Morgan Stanley Investment Management Inc. is hereby deleted and replaced with the following paragraph:

Morgan Stanley Investment Management Inc. ("MSIM Inc.") serves as a Sub-Adviser to the portion of the assets of the International Equity Fund allocated to MSIM Inc. MSIM Inc. is a wholly-owned subsidiary of Morgan Stanley.

In addition, in the sub-section entitled "The Sub-Advisers" under the section entitled "The Adviser and Sub-Advisers," the following paragraph relating to Emerging Markets Management, L.L.C. is hereby added:

Emerging Markets Management, L.L.C. ("EMM") serves as a Sub-Adviser to the portion of the assets of the Emerging Markets Equity Fund allocated to EMM. EMM is owned by Emerging Markets Investors Corporation, which in-turn is majority owned by Antoine van Agtmael and Michael Duffy.

                            ------------------------

                 PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE